THIS DOCUMENT IS A COPY OF THE FORM N-Q FILED ON SEPTEMBER 29, 2004 PURSUANT TO A RULE 201 TEMPORARY HARDSHIP EXEMPTION.

   As filed with the Securities and Exchange Commission on September 29, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21334

                 NEUBERGER BERMAN INCOME OPPORTUNITY FUND, INC.
                 ----------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                 Neuberger Berman Income Opportunity Fund, Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Income Opportunity Fund Inc.
----------------------------------------------------

Number of Shares                                                   Market Value+
                                                                ($000's omitted)
Common Stocks (54.4%)

Apartments (6.6%)
     73,000  Amli Residential Properties
               Trust                                                    2,107
     66,000  Apartment Investment &
               Management                                               2,110
     85,000  BNP Residential Properties                                 1,129
    185,300  Gables Residential Trust                                   6,124
     66,500  Mid-America Apartment
               Communities                                              2,384
     74,300  Post Properties                                            2,080
     94,500  Town & Country Trust                                       2,309ss.
                                                                 ------------
                                                                       18,243

Community Centers (3.7%)
    148,900  Heritage Property Investment
               Trust                                                    4,089
    151,000  New Plan Excel Realty Trust                                3,586
     61,000  Tanger Factory Outlet Centers                              2,419
                                                                 ------------
                                                                       10,094

Diversified (3.1%)
    138,000  Colonial Properties Trust                                  5,244ss.
     89,200  iStar Financial                                            3,390
                                                                 ------------
                                                                        8,634

Health Care (6.8%)
     88,000  Health Care Property Investors                             2,196
    254,302  Health Care REIT                                           8,206ss.
     75,600  Healthcare Realty Trust                                    2,731
    134,300  Nationwide Health Properties                               2,565ss.
    119,700  Ventas, Inc.                                               3,055ss.
                                                                 ------------
                                                                       18,753

Industrial (2.2%)
     70,000  EastGroup Properties                                       2,270
    105,100  First Industrial Realty Trust                              3,851
                                                                 ------------
                                                                        6,121

Lodging (1.2%)
     82,000  Hospitality Properties Trust                               3,270

Office (19.2%)
    164,200  Arden Realty                                               4,992ss.
    254,900  Brandywine Realty Trust                                    6,959ss.
    125,300  CarrAmerica Realty                                         3,820
    137,800  Equity Office Properties Trust                             3,576
     63,400  Glenborough Realty Trust                                   1,159
    148,900  Highwoods Properties                                       3,454ss.
    270,000  HRPT Properties Trust                                      2,719
    190,000  Kilroy Realty                                              6,726
    115,000  Mack-Cali Realty                                           4,704
    256,500  Maguire Properties                                         6,348ss.

Number of Shares                                                   Market Value+
                                                                ($000's omitted)
    181,000  Prentiss Properties Trust                                  6,201
    152,000  Trizec Properties                                          2,440
                                                                 ------------
                                                                       53,098

Office - Industrial (5.3%)
    192,500  Bedford Property Investors                                 5,388ss.
    120,000  Liberty Property Trust                                     4,608
    169,000  Reckson Associates Realty                                  4,683
                                                                 ------------
                                                                       14,679

Regional Malls (4.3%)
    257,000  Glimcher Realty Trust                                      5,567ss.
     63,100  Kramont Realty Trust                                       1,003
    151,000  Pennsylvania REIT                                          5,265ss.
                                                                 ------------
                                                                       11,835
Self Storage (2.0%)
      2,700  Public Storage, Depositary
               Shares                                                      73
    138,500  Sovran Self Storage                                        5,372
                                                                 ------------
                                                                        5,445

Total Common Stocks
(Cost $135,760)                                                       150,172
                                                                 ------------
Preferred Stocks (19.7%)

Apartments (5.9%)
    300,000  Apartment Investment &
               Management, Ser. R                                       8,058
     12,400  Apartment Investment &
               Management, Ser. T                                         303
     10,000  Apartment Investment &
               Management, Ser. U                                         235
    302,200  Mid-America Apartment
               Communities, Ser. H                                      7,706
                                                                 ------------
                                                                       16,302

Commercial Services (0.4%)
     20,000  Anthracite Capital, Ser. C                                   525
     20,000  Newcastle Investment, Ser. B                                 536
                                                                 ------------
                                                                        1,061

Community Centers (0.3%)
     20,000  Cedar Shopping Centers, Ser. A                               495
     12,000  Developers Diversified Realty,
               Ser. I                                                     301
                                                                 ------------
                                                                          796

Diversified (3.5%)
     18,400  Crescent Real Estate Equities,
               Ser. B                                                     473

See Notes to Schedule of Investments

Schedule of Investments Income Opportunity Fund Inc.                      cont'd
--------------------------------------------------------------------------------

Number of Shares                                                   Market Value+
                                                                ($000's omitted)
    200,000  iStar Financial, Ser. E                                    4,970
    160,000  iStar Financial, Ser. F                                    4,000
      8,000  PS Business Parks, Ser. K                                    204
                                                                 ------------
                                                                        9,647

Health Care (0.8%)
     25,000  Health Care REIT, Ser. D                                     638
     18,200  LTC Properties, Ser. E                                       617
     34,000  LTC Properties, Ser. F                                       823
                                                                 ------------
                                                                        2,078

Lodging (2.6%)
    182,000  Equity Inns, Ser. B                                        4,749
     16,000  Host Marriott, Ser. E                                        417
     77,500  LaSalle Hotel Properties, Ser. B                           1,961
                                                                 ------------
                                                                        7,127

Office (1.5%)
     60,000  CRT Properties, Ser. A                                     1,538
     43,071  Glenborough Realty Trust, Ser. A                           1,055
     60,000  Kilroy Realty, Ser. E                                      1,500
      6,800  SL Green Realty, Ser. D                                      172
                                                                 ------------
                                                                        4,265

Office - Industrial (0.9%)
     50,000  Bedford Property Investors,
               Ser. A                                                   2,487**

Regional Malls (3.3%)
     60,000  Glimcher Realty Trust, Ser. F                              1,560
     38,000  Glimcher Realty Trust, Ser. G                                937
     80,000  Mills Corp., Ser. B                                        2,108
    131,400  Mills Corp., Ser. E                                        3,448
     19,800  Pennsylvania REIT, Ser. A                                  1,178
                                                                 ------------
                                                                        9,231

Specialty (0.5%)
      8,000  Capital Automotive REIT, Ser. B                              203
     40,000  Entertainment Properties
               Trust, Ser. A                                            1,074
                                                                 ------------
                                                                        1,277

Total Preferred Stocks
(Cost $53,737)                                                         54,271
                                                                 ------------

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Income Opportunity Fund Inc. cont'd

Principal Amount                                                                        Rating                         Value+
($000's omitted)                                                                        Moody's         S&P  ($000's omitted)
Corporate Debt Securities (67.9%)
          1,000      Abitibi-Consolidated Finance, Guaranteed Notes, 7.88%, due
                     8/1/09                                                               Ba2           BB              1,033
          1,750      Aearo Co. I, Senior Subordinated Notes, 8.25%, due 4/15/12           B3            B-              1,785 **
          3,000      AES Corp., Senior Secured Notes, 9.00%, due 5/15/15                  B1            B+              3,277 **
          2,125      Allied Waste North America, In c., Guaranteed Notes, Ser.
                     B, 9.25%, due 9/1/12                                                 Ba3           BB-             2,367
          1,080      AMC Entertainment, Inc., Senior Subordinated Notes, 9.50%,
                     due 2/1/11                                                           Caa1          CCC+            1,101
          1,500      AMC Entertainment, Inc., Senior Subordinated Notes, 8.00%,
                     due 3/1/14                                                           Caa1          CCC+            1,384 **
          1,500      American Achievement Corp., Senior Subordinated Notes,
                     8.25%, due 4/1/12                                                    B3            B-              1,538 **
          2,000      American Tower Corp., Senior Notes, 7.50%, due 5/1/12                Caa1          CCC             1,965 **ss.
          1,250      Armor Holdings, Inc., Senior Subordinated Notes, 8.25%, due
                     8/15/13                                                              B1            B+              1,344
          2,250      ArvinMeritor, Inc., Notes, 8.75%, due 3/1/12                         Ba1           BB+             2,430
          1,500      Aviall, Inc., Senior Notes, 7.63%, due 7/1/11                        B1            BB              1,575
          2,000      BCP Caylux Holdings, Senior Subordinated Notes, 9.63%, due
                     6/15/14                                                              B3            B-              2,085 **
          2,500      Bombardier Recreational Products, Senior Subordinated
                     Notes, 8.38%, due 12/15/13                                           B3            B-              2,537 **ss.
          1,750      Buckeye Technologies, Inc., Senior Subordinated Notes,
                     8.00%, due 10/15/10                                                  Caa1          B               1,645
          2,825      Calpine Corp., Secured Notes, 8.50%, due 7/15/10                                   B               2,274 **
          1,500      Calpine Generating Co., Floating Rate Notes, 7.35%, due
                     10/1/04                                                              B2            B               1,425 **
          2,000      Case New Holland, Inc., Senior Notes, 9.25%, due 8/1/11              Ba3           BB-             2,165 **
          2,000      Charter Communications Operating LLC, Senior Notes, 8.38%,
                     due 4/30/14                                                          B2            B-              1,930 **
          2,625      CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                    B3            B+              2,684 **
          1,500      Crown, Cork & Seal Co., Guaranteed Notes, 7.00%, due
                     12/15/06                                                             B3            B               1,530
          2,000      CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due                 B1            BB-             2,080
                     7/15/09
          1,250      Dole Foods Co., Inc., Debentures, 8.75%, due 7/15/13                 B2            B+              1,313
          3,750      Dow Jones CDX High Yield, Pass-Thru Certificates, Ser. 3-1,
                     7.75%, due 12/29/09                                                  B3                            3,668 **ss.
          2,675      Dresser, Inc., Guaranteed Notes, 9.38%, due 4/15/11                  B2            B               2,896 (00)
          2,125      Edison Mission Energy, Senior Notes, 9.88%, due 4/15/11              B2            B               2,380
          1,750      El Paso Natural Gas, Senior Notes, Ser. A, 7.63%, due                B1            B-              1,820
                     8/1/10
          1,500      El Paso Production Holdings, Guaranteed Notes, 7.75%, due
                     6/1/13                                                               B3            B-              1,429
          2,000      Entravision Communications Corp., Guaranteed Notes, 8.13%,
                     due 3/15/09                                                          B3            B-              2,075
          1,750      ERICO International Corp., Senior Subordinated Notes,
                     8.88%, due 3/1/12                                                    B3            B-              1,794 **
          1,625      Felcor Lodging L.P., Floating Rate Senior Notes, 5.84%, due
                     12/1/04                                                              B1            B-              1,621 **
          2,000      Ferrellgas Partners L.P., Senior Notes, 8.75%, due 6/15/12           B2            B               2,150
          1,500      Forest Oil Corp., Senior Notes, 8.00%, due 12/15/11                  Ba3           BB-             1,631 **
          2,000      Gazprom International SA, Guaranteed Notes, 7.20%, due
                     2/1/20                                                                             BBB-            1,970 **
          1,800      GCI, Inc., Senior Notes, 7.25%, due 2/15/14                          B2            B+              1,728 **
          2,000      Goodyear Tire and Rubber Co., Notes, 8.50%, due 3/15/07              B3            B-              2,050 ss.
          1,750      Grant Prideco, Inc., Senior Notes, 9.00%, due 12/15/09               Ba3           BB-             1,925
          1,500      GulfMark Offshore, Inc., Senior Notes, 7.75%, due 7/15/14            B2            BB-             1,451 **

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Income Opportunity Fund Inc. cont'd

Principal Amount                                                                      Rating                           Value+
($000's omitted)                                                                      Moody's       S&P      ($000's omitted)
      1,500          Hanover Equipment Trust 2001 A, Senior Secured Notes, Ser.
                     A, 8.50%, due 9/1/08                                               B2          B+                  1,601
      3,000          Hines Nurseries, Inc., Guaranteed Notes, 10.25%, due 10/1/11       B3          B                   3,240 (00)
      1,575          HMH Properties, Inc., Guaranteed Notes, Ser. B, 7.88%, due
                     8/1/08                                                             Ba3         B+                  1,618
      2,000          Host Marriott L.P., Senior Notes, 7.00%, due 8/15/12               Ba3         B+                  1,975 **(0)
      1,750          Intertape Polymer US, Inc., Senior Subordinated Notes,
                     8.50%, due 8/1/14                                                  B3          B-                  1,724 **
      1,875          Invista, Notes, 9.25%, due 5/1/12                                  B1          B+                  1,920 **
      1,000          Itron, Inc., Senior Subordinated Notes, 7.75%, due 5/15/12         B2          B                   1,003 **
      1,500          Jafra Cosmetics, Senior Subordinated Notes, 10.75%, due
                     5/15/11                                                            B3          B-                  1,687
      1,000          Jean Coutu Group (PJC), Inc., Senior Subordinated Notes,
                     8.50%, due 8/1/14                                                  B3          B                     991 **
      1,000          Kappa Beheer BV, Guaranteed Notes, 10.63%, due 7/15/09             B2          B                   1,055
      1,000          Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13             Ba3         B                   1,033
      1,000          LCE Acquisition Corp., Guaranteed Notes, 9.00%, due 8/1/14         B3          CCC+                  985 **
      2,000          Level 3 Communications, Senior Discount Notes, 10.50%, due
                     12/1/08                                                            Caa2        CC                  1,490 ss.
      1,000          Level 3 Financial, Inc., Senior Notes, 10.75%, due 10/15/11        Caa2        CCC-                  855 **
      1,615          LNR Property Corp., Senior Subordinated Notes, 7.63%, due
                     7/15/13                                                            Ba3         B+                  1,615
      2,150          Lyondell Chemical Co., Guaranteed Notes, 9.50%, due 12/15/08       B1          B+                  2,249
        875          MCI Inc., Senior Notes, 5.91%, due 5/1/07                                                            848 ^^
        830          MCI Inc., Senior Notes, 6.69%, due 5/1/09                                                            764 ^^
      1,525          MGM Mirage, Inc., Guaranteed Notes, 9.75%, due 6/1/07              Ba2         BB-                 1,676
        500          MGM Mirage, Inc., Guaranteed Notes, 6.00%, due 10/1/09             Ba1         BB+                   496
      2,000          Midwest Generation LLC, Secured Notes, 8.75%, due 5/1/34           B1          B-                  2,120 **
      2,000          Millennium America, Inc., Guaranteed Notes, 7.00%, due
                     11/15/06                                                           B1          BB-                 2,050
      1,000          MSW Energy Holdings, Senior Secured Notes, Ser. B, 8.50%,
                     due 9/1/10                                                         Ba1         BB                  1,070
      2,000          Mueller Group, Inc., Senior Subordinated Notes, 10.00%, due
                     5/1/12                                                             Caa1        B-                  2,100 **
      2,500          Nalco Co., Senior Subordinated Notes, 8.88%, due 11/15/13          Caa1        B-                  2,625 **
      2,000          Navistar International, Senior Notes, 7.50%, due 6/15/11           Ba3         BB-                 2,065
      1,500          Nevada Power Co., Notes, Ser. E, 10.88%, due 10/15/09              Ba2                             1,725
      1,000          Nextel Communications, Inc., Senior Notes, 6.88%, due
                     10/31/13                                                           Ba3         BB                  1,015
      1,875          Norske Skog Canada, Ltd., Guaranteed Senior Notes, Ser. D,
                     8.63%, due 6/15/11                                                 Ba3         BB                  2,016
      2,175          NRG Energy, Inc., Secured Notes, 8.00%, due 12/15/13               B2          B+                  2,224 **
      2,000          Owens-Brockway Glass Container, Inc., Senior Notes, 8.25%,
                     due 5/15/13                                                        B3          B                   2,095
      2,000          Perry Ellis International, Inc., Senior Subordinated Notes,
                     Ser. B, 8.88%, due 9/15/13                                         B3          B-                  2,085
      1,765          Pilgrims Pride Corp., Senior Subordinated Notes, 9.25%, due
                     11/15/13                                                           B2          B+                  1,897
      1,625          Ply Gem Industries, Inc., Senior Subordinated Notes, 9.00%,
                     due 2/15/12                                                        B3          B-                  1,641 **ss.
      2,000          PSE&G Energy Holdings, Notes, 7.75%, due 4/16/07                   Ba3         BB-                 2,110
      1,500          Qwest Communications International, Inc., Floating Rate
                     Senior Notes, 4.75%, due 8/16/04                                   B3          B                   1,433 **
        825          Qwest Corp., Notes, 5.63%, due 11/15/08                            Ba3         BB-                   813
      1,625          Reddy Ice Group, Inc., Senior Subordinated Notes, 8.88%, due
                     8/1/11                                                             B3          B-                  1,710

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Income Opportunity Fund Inc. cont'd

Principal Amount                                                                       Rating                          Value+
($000's omitted)                                                                       Moody's     S&P       ($000's omitted)
    1,600          Reliant Resources, Inc., Floating Rate Term Loan, 5.44%, due
                   1/7/05                                                                                               1,600 ^^
    1,575          Salem Communications, Guaranteed Notes, 7.75%, due 12/15/10           B3         B-                  1,614
    1,500          Seminis Vegetable Seeds, Inc., Senior Subordinated Notes,
                   10.25%, due 10/1/13                                                   B3         B-                  1,642
    2,000          Sequa Corp., Senior Notes, Ser. B, 8.88%, due 4/1/08                  B1         BB-                 2,130
    1,750          Ship Finance International Ltd., Senior Notes, 8.50%, due
                   12/15/13                                                              B2         B                   1,680 **
    2,000          Six Flags, Inc., Senior Notes, 9.63%, due 6/1/14                      B3         B-                  1,855
    1,000          Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11               Ba2        BB                  1,010 **(0)
    1,000          Southern Star Central Corp., Senior Secured Notes, 8.50%,
                   due 8/1/10                                                            B1         B+                  1,085
    2,000          Spanish Broadcasting System, Inc., Guaranteed Senior Notes,
                   9.63%, due 11/1/09                                                    Caa1       CCC+                2,105
    2,000          Stena AB, Senior Notes, 9.63%, due 12/1/12                            Ba3        BB-                 2,180
    1,500          Stone Container Corp., Senior Notes, 9.75%, due 2/1/11                B2         B                   1,657
    1,000          Swift Energy Co., Senior Notes, 7.63%, due 7/15/11                    B1         BB-                 1,023
    1,500          Tekni-Plex, Inc., Secured Notes, 8.75%, due 11/15/13                  B2         B-                  1,453 **
    3,050          Tembec Industries, Inc., Guaranteed Notes, 8.63%, due
                   6/30/09                                                               Ba3        BB-                 3,149 (00)
    2,000          Tenet Healthcare Corp., Senior Notes, 6.38%, due 12/1/11              B3         B-                  1,785 (00)
    2,000          TFM S.A. de C.V., Guaranteed Notes, 11.75%, due 6/15/09               B2         B                   1,990
    2,000          Triad Hospitals, Inc., Senior Subordinated Notes, 7.00%, due
                   11/15/13                                                              B3         B                   1,970
    2,250          United Rentals, Inc., Senior Subordinated Notes, 7.75%, due
                   11/15/13                                                              B2         B+                  2,177 ss.
    2,000          Valero Energy Corp., Notes, 7.80%, due 6/14/10                        BB  (euro)                     1,925
    1,000          Vintage Petroleum, Senior Notes, 8.25%, due 5/1/12                    Ba3        BB-                 1,073
    2,000          Vitro Envases Norteamerica, Senior Secured Notes, 10.75%,
                   due 7/23/11                                                           B2         B+                  1,900 **
    2,125          Vought Aircraft Industries, Inc., Senior Notes, 8.00%, due
                   7/15/11                                                               B2         B                   2,082 **
    2,000          VWR International, Inc., Senior Subordinated Notes, 8.00%,
                   due 4/15/14                                                           B3         B                   2,040 **
    1,000          Wabtec Corp., Senior Notes, 6.88%, due 7/31/13                        Ba2        BB                  1,008
    1,375          Warnaco, Inc., Senior Notes, 8.88%, due 6/15/13                       B2         B                   1,495
    1,000          Warner Music Group, Senior Subordinated Notes, 7.38%, due
                   4/15/14                                                               B3         B-                    955 **
    1,000          Williams Cos., Inc., Notes, 8.13%, due 3/15/12                        B3         B+                  1,097
    2,000          Williams Cos., Inc., Notes, 7.63%, due 7/15/19                        B3         B+                  2,020
    1,000          Williams Cos., Inc., Senior Notes, 8.63%, due 6/1/10                  B3         B+                  1,123
    2,000          Williams Scotsman, Inc., Guaranteed Senior Notes, 9.88%, due
                   6/1/07                                                                B3         B-                  1,980
    2,000          XM Satellite Radio, Inc., Floating Rate Secured Notes,
                   6.65%, due 8/1/04                                                     Caa1       CCC+                2,020
    1,000          Young Broadcasting, Inc., Guaranteed Senior Notes, 8.50%,
                   due 12/15/08                                                          B2         B                   1,056
                                                                                                                      -------
                   Total Corporate Debt Securities (Cost $186,765)                                                    187,553
                                                                                                                      -------
Repurchase Agreements (3.3%)
    9,002          State Street Bank and Trust Co. Repurchase Agreement, 1.25%,
                   due 8/2/04, dated 7/30/04, Maturity Value $9,002,938,
                   Collateralized by $6,840,000 U.S. Treasury Bonds, 8.13%, due
                   8/15/19 (Collateral Value $9,276,900) (Cost $9,002)                                                  9,002 #
                                                                                                                      -------

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Income Opportunity Fund Inc. cont'd

Principal Amount                                                                     Value+
($000's omitted)                                                           ($000's omitted)
Short-Term Investments (16.6%)
       45,474        N&B Securities Lending Quality Fund, LLC                        45,474  ++
          372        Neuberger Berman Institutional Cash Fund Trust Class               372  @
                                                                                   --------
                     Total Short-Term Investments (C ost $45,846)                    45,846  #
                                                                                   --------
Number of Shares
Warrants (0.0%)
        4,558        Reliant Resources, Inc. (Cost $0)                                    -  *
                                                                                   --------
                     Total Investments (161.9%) (Cost $431,110)                     446,844  ##

                     Liabilities, less cash, receivables
                     and other assets [(16.4%)]                                     (45,369) @@
                     Liquidation Value of Auction Market
                     Preferred Shares [(45.5%)]                                    (125,500)
                                                                                   --------
                     Total Net Assets applicable to Common
                     Shareholders (100.0%)                                          275,975
                                                                                   --------

See Notes to Schedule of Investments

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Notes to Schedule of Investments
--------------------------------

+ Investments in equity securities by Neuberger Berman Income Opportunity Fund Inc. (the "Fund") are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Fund values all other securities by a method the Board of Directors of Neuberger Berman Income Opportunity Fund Inc. (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#      At cost, which approximates market value.

## At July 31, 2004, the cost of investments for U.S. Federal income tax purposes was $431,110,000. Gross unrealized appreciation of investments was $18,858,000 and gross unrealized depreciation of investments was $3,124,000, resulting in net unrealized appreciation of $15,734,000, based on cost for U.S. Federal income tax purposes.

*      Non-income producing security.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At July 31, 2004, these securities amounted to $74,115,000 or 26.9% of net assets applicable to common shareholders.

(0) Security purchased on a when-issued basis. At July 31, 2004, these securities amounted to $2,985,000.

(00) Security is segregated as collateral for when-issued purchase commitments or as collateral for interest rate swap contracts.

^^     Not rated by a nationally recognized statistical rating organization.

++     Affiliated issuer.

ss.    All or a portion of this security is on loan.

(euro) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc.

@@ At July 31, 2004, the Fund had outstanding interest rate swap contracts as follows:

                                                                Rate Type
                                                         ----------------------
       Swap                                              Payments      Payments
       Counter             Notional                       made by   received by   Accrued Net Interest     Unrealized        Total
       Party                 Amount   Termination Date   the Fund   the Fund(1)   Receivable (Payable)   Appreciation   Fair Value
       Citibank, N.A.   $24,000,000     April 24, 2008      3.70%         1.45%               $(9,000)        $88,024      $79,024
       Citibank, N.A.    70,000,000   October 24, 2008      3.63%         1.45%               (25,433)        915,442      890,009
                                                                                             --------       ---------      -------
                                                                                              (34,433)      1,003,466      969,033

       (1) 30 day LIBOR (London Interbank Offered Rate)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund, Inc.


By: /s/ Peter E. Sundman
    ------------------------
    Name:   Peter E. Sundman
    Title:  Chief Executive Officer

Date:  September 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Peter E. Sundman
    ------------------------
    Name:   Peter E. Sundman
    Title:  Chief Executive Officer

Date:  September 28, 2004



By: /s/ Barbara Muinos
    ----------------------
    Name:   Barbara Muinos
    Title:  Treasurer and Principal Financial
            and Accounting Officer

Date:  September 28, 2004